REVENUE (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Mar. 31, 2017	Jun. 30, 2018	Jun. 30, 2017
REVENUE.
Receivables from contracts with customers		$ 3,900
Oil revenue	$ 37,505	42,986
Natural gas revenue	4,152	5,217
Natural gas liquid ("NGL") revenue	2,803	4,562
Total revenue	$ 44,460	52,765	$ 44,460
Revenue other than from contracts with customers		$ 1,700